Long-term obligations - Summary of movement in the long-term obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Dec. 01, 2017
Disclosure of detailed information about Long-Term Obligation [Line Items]
Beginning balance		$ 7,151
Payments	$ (3,500)	(7,850)
Accretion expense	165	413
Loss on repayment of long-term obligation	0	286
Ending balance	7,987
Additions	11,322
Current portion	(3,417)		$ (3,627)
Non-current portion	4,570		$ 3,524
Early termination fee EMD Serano Inc
Disclosure of detailed information about Long-Term Obligation [Line Items]
Beginning balance		7,151
Accretion expense		413
Loss on repayment of long-term obligation		286
Commercialization rights- Trogarzo® North American Territory
Disclosure of detailed information about Long-Term Obligation [Line Items]
Payments	(3,500)
Accretion expense	152
Ending balance	3,417
Additions	6,765
Current portion	(3,417)
Commercialization rights- Trogarzo®European Territory
Disclosure of detailed information about Long-Term Obligation [Line Items]
Accretion expense	13
Ending balance	4,570
Additions	4,557
Non-current portion	$ 4,570
2013 Termination Agreement
Disclosure of detailed information about Long-Term Obligation [Line Items]
Payments		(4,000)
2013 Termination Agreement | Early termination fee EMD Serano Inc
Disclosure of detailed information about Long-Term Obligation [Line Items]
Payments		(4,000)
Renegotiated Agreement
Disclosure of detailed information about Long-Term Obligation [Line Items]
Payments		(3,850)
Renegotiated Agreement | Early termination fee EMD Serano Inc
Disclosure of detailed information about Long-Term Obligation [Line Items]
Payments		$ (3,850)